intangible assets and goodwill - Business acquisition - pro forma disclosures (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pro forma Information
Reported Operating revenues and other income	$ 20,116	$ 18,412
Net income	867	$ 1,718
Pro forma Operating revenues and other income	20,154
Pro forma Net income	$ 872
Net income per Common Share
Reported Basic	$ 0.58	$ 1.16
Reported Diluted	0.58	$ 1.15
Pro forma Basic	0.58
Pro forma Diluted	$ 0.58
Eliminations
Pro forma Information
Reported Operating revenues and other income	$ (771)	$ (554)
WillowTree
Pro forma Information
Reported Operating revenues and other income of acquiree	231
Operating revenues and other income inclusive of intersegment revenues	254
Reported Net income (loss) of acquiree	$ (127)